Segment Information - Schedule of Revenue by Segments (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Revenue by Segments [Line Items]
Revenue	¥ 7,673,997	$ 1,071,249	¥ 209,303,030
Cost of revenue and related tax	(6,152,154)	(858,807)	(167,646,023)
Gross profit	1,521,843	212,442	41,657,007
Depreciation and amortization	250,520		150,943
Net income (loss)	(8,900,095)	$ (1,241,716)	27,623,718
IT related solution services [Member]
Schedule of Revenue by Segments [Line Items]
Revenue	2,716,933		198,709,821
Cost of revenue and related tax	(2,476,181)		(163,614,028)
Gross profit	240,752		35,095,793
Depreciation and amortization	250,520		150,943
Net income (loss)	(1,839,227)		26,225,631
Educational content service and other services [Member]
Schedule of Revenue by Segments [Line Items]
Revenue	4,957,064		10,593,209
Cost of revenue and related tax	(3,675,973)		(4,031,994)
Gross profit	1,281,091		6,561,214
Depreciation and amortization
Net income (loss)	¥ (7,060,868)		¥ 1,398,087